Basis of preparation	3 Months Ended
Mar. 31, 2025
Basis Of Preparation
Basis of preparation

2.	Basis of preparation:

(a)	Going concern:

These condensed consolidated interim financial statements have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes the Company will continue in operation for the foreseeable future and can realize its assets and discharge its liabilities and commitments in the normal course of business. During the three months ended March 31, 2025, the Company reported net loss of $1,212 and negative cash flows from operating activities of $618. In addition, the Company has a shareholders’ equity of $10,423 and positive working capital of $6,236 (current assets less current liabilities) at March 31, 2025.

The above factors in the aggregate indicate there are material uncertainties which cast substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully secure sales with upfront payments, execute on the new foreign government contract award and / or obtain additional financing. There can be no assurance that such plans will be achieved. Failure to achieve one or more of these requirements could have a materially adverse effect on the Company’s financial condition and / or results of operations. The Board of Directors and management continue to take actions to address these issues including completing an issuer private placement during the first quarter, raising gross proceeds of C$11,935. The Company intends to use the funds for working capital and execution of government contracts.

The condensed consolidated interim financial statements do not reflect adjustments that would be necessary if the going concern assumption was not appropriate. If the going concern basis was not appropriate for these condensed consolidated interim financial statements, then adjustments would be necessary to the carrying value of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications used.

(b)	Statement of compliance:

These condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard 34 as issued by the International Accounting Standards Board (IASB).

The notes presented in these unaudited condensed consolidated interim financial statements include in general only significant changes and transactions occurring since the Company’s last year-end and are not fully inclusive of all disclosures required by International Financial Reporting Standards (IFRS) as issued by the IASB for annual financial statements. These unaudited condensed consolidated interim financial statements should be read in conjunction with the annual audited consolidated financial statements, including the notes thereto, for the year ended December 31, 2024 (the “2024 Annual Consolidated Financial Statements”).

The policies applied in these condensed consolidated interim financial statements are based on IFRS as issued by the IASB and effective as of May 14, 2025, the date the Board of Directors approved the condensed consolidated interim financial statements.

(c)	Measurement basis:

The consolidated interim financial statements have been prepared mainly on the historical cost basis. Other measurement bases used are described in the applicable notes.

(d)	Use of estimates:

Preparing condensed consolidated interim financial statements in conformity with IFRS as issued by the IASB requires management to make judgments, estimates and assumptions that affect the application of accounting policies and reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

The significant judgements made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those described in the last annual financial statements.